(20) TAXES, FEES AND CONTRIBUTIONS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Taxes Fees And Contributions Payable Tables Abstract
Schedule of taxes fees and contributions
	Dec 31, 2018	Dec 31, 2017
Current
IRPJ (corporate income tax)	73,058	59,026
CSLL (social contribution on net income)	27,392	22,430
Income tax and social contribution	100,450	81,457

ICMS (State VAT)	430,149	403,492
PIS (tax on revenue)	30,760	32,486
COFINS (tax on revenue)	152,945	141,757
Income tax withholding on interest on capital	7,909	-
Others	43,225	51,111
Other taxes	664,989	628,846

Total current	765,438	710,303

Noncurrent
ICMS (State VAT)	772	-
PIS (tax on revenue)	-	18,839
PIS/COFINS payment	8,919	-
Other taxes	9,691	18,839

Total noncurrent	9,691	18,839